CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	IPO	Total Stockholders' Equity	Total Stockholders' Equity IPO	Paid-in Capital	Paid-in Capital IPO	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interest	Common Class A Common Stock	Common Class A Common Stock IPO	Common Class B Common Stock
Ending balance at Dec. 31, 2015	$ 2,108,080		$ 2,108,080		$ 2,252,028		$ (143,948)
Beginning balance at Dec. 31, 2015	2,108,080		2,108,080		2,252,028		(143,948)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders	(832,030)		(832,030)				(832,030)
Net income attributable to noncontrolling interests	551								$ 551
Pension liability adjustments, net of income taxes	1,979		1,979					$ 1,979
Share-based compensation expense	14,368		14,368		14,368
Change in fair value of redeemable equity	(68,148)		(68,148)		(68,148)
Contributions from stockholders	1,246,499		1,246,499		1,246,499
Recognition of previously unrealized excess tax benefits related to share-based awards in connection with the adoption of ASU 2016-09	309,000
Ending balance at Dec. 31, 2016	2,029,842		2,029,555		3,003,554		(975,978)	1,979	287	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to stockholders	(733,801)		(733,801)				(733,801)
Net income attributable to noncontrolling interests	737								737
Pension liability adjustments, net of income taxes	(6,109)		(6,109)					(6,109)
Share-based compensation expense	40,932		40,932		40,932
Change in fair value of redeemable equity	(322,121)		(322,121)		(322,121)
Contributions from stockholders	1,135		1,135		1,135
Cash distributions to stockholders	(840,035)		(839,700)		(839,700)				(335)
Transfer of goodwill	(23,101)		(23,101)		(23,101)
Recognition of previously unrealized excess tax benefits related to share-based awards in connection with the adoption of ASU 2016-09	308,231		308,231				308,231
Issuance of common stock pursuant to IPO	2,264,252	$ 348,460	2,264,252	$ 348,460	2,257,002	$ 348,339				2,349	$ 121	4,901
Ending balance at Sep. 30, 2017	$ 3,068,422		$ 3,067,733		$ 4,466,040		$ (1,401,548)	$ (4,130)	$ 689	$ 2,470		$ 4,901